Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) tCO2e
Commitments and Contingencies
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease payments receivable	$ 339,404
Estimated compliance surplus under Fuel EU Maritime Regulation | tCO2e	3,185
Not later than one year
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 123,559
Later than one year and not later than two years
Commitments and Contingencies
Future gross minimum lease payments receivable	95,323
Later than two years and not later than three years
Commitments and Contingencies
Future gross minimum lease payments receivable	85,611
Later than three years and not later than four years
Commitments and Contingencies
Future gross minimum lease payments receivable	28,540
Later than four years and not later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 6,371